USAA Ultra Short-Term Bond Fund
Risk/Return
INVESTMENT OBJECTIVE
The USAA Ultra Short-Term Bond Fund (the Fund) seeks to provide high current income consistent with preservation of principal.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Ultra Short-Term Bond Fund) (USD $)	Ultra Short-Term Bond Fund Shares
Shareholder Fee, Other USAA Ultra Short-Term Bond Fund	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Ultra Short-Term Bond Fund) USAA Ultra Short-Term Bond Fund	Ultra Short-Term Bond Fund Shares	Ultra Short-Term Bond Fund Institutional Shares
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	0.27%	0.24%
Distribution and/or Service (12b-1) Fees	none	none
Other Expenses	0.31%	0.32%
Total Annual Operating Expenses	0.58%	0.56%

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Expense Example (Ultra Short-Term Bond Fund) USAA Ultra Short-Term Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Ultra Short-Term Bond Fund Shares	59	186	324	726
Ultra Short-Term Bond Fund Institutional Shares	57	179	313	701

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund's principal investment strategy is to normally invest at least 80% of the Fund's assets in investment-grade debt securities that have a dollar-weighted average portfolio maturity of 18 months (one and a half years) or less. These securities will consist primarily of U.S. dollar-denominated debt securities that may include, but are not limited to, obligations of U.S., state, and local governments, their agencies and instrumentalities; mortgage- and asset-backed securities; corporate debt securities; repurchase agreements; and other securities believed to have debt-like characteristics, including synthetic securities. This 80% policy may be changed upon at least 60 days' written notice to shareholders.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income instrument will fail to make timely dividend, interest, and principal payments in its securities or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All securities varying from the highest quality to very speculative have some degree of credit risk. Securities rated below investment grade, also known as junk bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns and financial setbacks or liquidity events.

The Fund is subject to the risk that the market value of the bonds in the Fund's portfolio will fluctuate because of changes in interest rates, changes in supply and demand for fixed-income securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

The Fund is subject to legislative risk, which is the risk that new government policies in the future may affect the value of the investments held by the Fund in ways we cannot anticipate and that such policies will have an adverse impact on the value of the Fund's investments and the Fund's net asset value.

The risk of investing in the types of securities whose market is generally less liquid than the market for higher-quality securities is referred to as market illiquidity. The market for lower-quality issues is generally less liquid than the market for higher-quality issues. Therefore, large purchases or sales could cause sudden and significant price changes in these securities. Many lower-quality issues do not trade frequently; however, when they do trade, the price may be substantially higher or lower than expected.

An investment in this Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares: Fund Shares and Institutional Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares' volatility and performance from year to year for each full calendar year since the Fund's inception. The table shows average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and an additional index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHARTAnnual Returns For Periods Ended December 31

THREE-MONTH YTD TOTAL RETURN
0.39% (3/31/14)
BEST QUARTER*	WORST QUARTER*
1.01% 1st Qtr. 2012	-0.23% 3rd Qtr. 2013
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you. Please note that after-tax returns are shown only for the Fund Shares and may differ for the Institutional Share class.

Average Annual Total Returns (Ultra Short-Term Bond Fund) USAA Ultra Short-Term Bond Fund	Past 1 Year	Since Inception	Inception Date
Ultra Short-Term Bond Fund Shares	1.33%	1.86%	Oct. 18, 2010
Ultra Short-Term Bond Fund Shares After Taxes on Distributions	0.71%	1.29%	Oct. 18, 2010
Ultra Short-Term Bond Fund Shares After Taxes on Distributions and Sale of Fund Shares	0.75%	1.21%	Oct. 18, 2010
Ultra Short-Term Bond Fund Shares Citigroup 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.05%	0.07%	Oct. 18, 2010
Ultra Short-Term Bond Fund Shares Lipper Ultra Short Obligation Fund Index (reflects no deduction for taxes)	0.50%	0.86%	Oct. 18, 2010